Leases - Schedule of Future Operating Lease Payments (Details)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Future Operating Lease Payments [Abstract]
2025	$ 176,613	$ 129,273
2026	98,171	71,857
2027 and hereafter
Total future lease payment	274,784	201,130
Less: Imputed interest	(7,087)	(5,187)
Present value of operating lease liabilities	267,697	195,943	$ 178,783
Less: Current portion	(170,776)	(125,001)	(136,566)
Long-term potion of operating lease liabilities	$ 96,921	$ 70,942	$ 42,217